Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Accumulated depreciation expense	$ 46,095	¥ 331,347	¥ 1,041,272